Notes Payable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Notes Payable, Current	¥ 50,126	$ 7,866	¥ 15,000
Weifang Bank [Member]
Notes Payable to Bank, Current	¥ 50,126	$ 7,866	¥ 15,000